Financial instruments risk (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments Risk
Summary of financial assets and liabilities

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below.

	USD	Other
30 June 2023
Financial assets	3,013,159	1,519,966
Financial liabilities	(980,270)	(2,246,647)
Total exposure	2,032,889	(726,681)

30 June 2022
Financial assets	3,647,337	1,709,589
Financial liabilities	(435,265)	(1,777,492)
Total exposure	3,212,072	(67,903)

Summary of profit and equity changes of foreign exchange rates

If the AUD had strengthened against the USD by 10% (2022: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2023	(952,682)
30 June 2022	(292,006)

If the AUD had weakened against the USD by 10% (2022: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2023	(478,018)
30 June 2022	321,207

Summary of interest rate risk profile of consolidated entity interest bearing financial instruments

At the reporting date, the interest rate risk profile of the consolidated entity’s interest-bearing financial instruments was as follows:

		Fixed Interest maturing in:					Weighted
2023	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	-	-	-	3,174,700	3,174,700
Trade and other receivables	-	-	-	-	1,288,513	1,288,513
Term deposits	-	69,942	-	-	-	69,942	1.04%
	-	69,942	-	-	4,463,213	4,533,155
Financial liabilities
Trade and other payables	-	-	-	-	2,507,573	2,507,573
Lease liabilities					417,744	417,744
Borrowings	-	-	-	-	301,600	301,600
	-	-	-	-	3,226,917	3,226,917

		Fixed Interest maturing in:					Weighted
2022	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	-	-	-	4,083,735	4,083,735
Trade and other receivables	-	-	-	-	1,203,249	1,203,249
Term deposits	-	69,942	-	-	-	69,942	0.21%
	-	69,942	-	-	5,286,984	5,356,926
Financial liabilities
Trade and other payables	-	-	-	-	1,454,241	1,454,241
Lease liabilities					450,416	450,416
Borrowings	-	-	-	-	308,100	308,100
	-	-	-	-	2,212,757	2,212,757

Summary of profit and equity changes of interest rates

If interest rates had increased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2023	1,426
30 June 2022	849

If interest rates had decreased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2023	27
30 June 2022	(550)

Schedule of contractual maturity analysis of financial instruments

The contractual maturity analysis of the Company’s financial instruments is noted below:

30 June 2023	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	3,174,700	-	3,174,700
Trade and other receivables	1,288,513	-	1,288,513
Term deposits	-	69,942	69,942
	4,463,213	69,942	4,533,155
Financial liabilities:
Trade and other payables	(2,507,573)	-	(2,507,573)
Lease liabilities	(11,177)	(406,567)	(417,744)
Borrowings	(301,600)	-	(301,600)
	(2,820,350)	(406,567)	(3,226,917)

30 June 2022	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	4,083,735	-	4,083,735
Trade and other receivables	1,203,249	-	1,203,249
Term deposits	-	69,942	69,942
	5,286,984	69,942	5,356,926
Financial liabilities:
Trade and other payables	(1,454,241)	-	(1,454,241)
Lease liabilities	(4,407)	(446,009)	(450,416)
Borrowings	(308,100)	-	(308,100)
	(1,766,748)	(446,009)	(2,212,757)